Unaudited Interim Condensed Consolidated Statements of Changes in Stockholders’ Equity - USD ($)	Common stock	Additional paid-in capital	Accumulated other comprehensive loss	Treasury stock	Accumulated surplus/(deficit)	Total
Balance at Dec. 31, 2018	$ 350,192	$ 414,508,403	$ 0	$ (15,348,909)	$ (52,925,752)	$ 346,583,934
Balance (in shares) at Dec. 31, 2018	33,097,831
Share-based compensation	$ 0	1,646,951	0	0	0	1,646,951
Changes in unrealized loss on cash flow hedges						0
Profit (loss) for the period	0	0	0	0	(24,809,502)	(24,809,502)
Balance at Sep. 30, 2019	$ 350,192	416,155,354	0	(15,348,909)	(77,735,254)	323,421,383
Balance (in shares) at Sep. 30, 2019	33,097,831
Balance at Jun. 30, 2019	$ 350,192	415,516,029	0	(15,348,909)	(72,022,536)	328,494,776
Balance (in shares) at Jun. 30, 2019	33,097,831
Share-based compensation	$ 0	639,325	0	0	0	639,325
Changes in unrealized loss on cash flow hedges						0
Profit (loss) for the period	0	0	0	0	(5,712,718)	(5,712,718)
Balance at Sep. 30, 2019	$ 350,192	416,155,354	0	(15,348,909)	(77,735,254)	323,421,383
Balance (in shares) at Sep. 30, 2019	33,097,831
Balance at Dec. 31, 2019	$ 350,192	416,841,494	0	(15,348,909)	(75,787,009)	326,055,768
Balance (in shares) at Dec. 31, 2019	33,097,831
Issue of common stock	$ 1,875	(1,875)	0	0	0	0
Issue of common stock (in shares)	187,424
Share-based compensation	$ 0	2,437,422	0	0	0	2,437,422
Payment of dividend	0	(1,659,308)	0	0	0	(1,659,308)
Changes in unrealized loss on cash flow hedges	0	0	(705,395)	0	0	(705,395)
Profit (loss) for the period	0	0	0	0	13,469,207	13,469,207
Balance at Sep. 30, 2020	$ 352,067	417,617,733	(705,395)	(15,348,909)	(62,317,802)	339,597,694
Balance (in shares) at Sep. 30, 2020	33,285,255
Balance at Jun. 30, 2020	$ 352,067	416,811,014	(773,419)	(15,348,909)	(55,684,805)	345,355,948
Balance (in shares) at Jun. 30, 2020	33,285,255
Share-based compensation	$ 0	806,719	0	0	0	806,719
Changes in unrealized loss on cash flow hedges	0	0	68,024	0	0	68,024
Profit (loss) for the period	0	0	0	0	(6,632,997)	(6,632,997)
Balance at Sep. 30, 2020	$ 352,067	$ 417,617,733	$ (705,395)	$ (15,348,909)	$ (62,317,802)	$ 339,597,694
Balance (in shares) at Sep. 30, 2020	33,285,255